Document and entity information	9 Months Ended
Sep. 30, 2013
Document Information
Document Type	6-K
Document period end date	Sep. 30, 2013
Amendment flag	false
Document Period Focus	2013
Document Fiscal Period Focus	Q3
Entity Information
Current fiscal year end date	--12-31
Entity central index key	0001434754
Entity current reporting status	Yes
Entity filer category	Accelerated Filer
Entity registrant name	SAFE BULKERS, INC.
Entity voluntary filers	No
Entity well known seasoned issuer	No
Entity common stock shares outstanding	76,682,148